Expenses by nature	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Expenses by nature
Expenses by nature

5Expenses by nature

Included within administrative expenses, research and development expenses and related party administrative expenses are the following expenses.

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Staff costs excluding share-based payment expenses	12,425	5,546
Share based payment expenses	7,294	16,815
Research and development components, parts and tooling	4,771	2,478
Research and development consultancy	7,936	625
Consultancy costs	990	1,501
Legal and financial advisory costs	1,476	2,060
Software costs	1,438	497
Related party administrative expenses	—	127
Insurance expenses	1,729	15
Other administrative expenses	3,774	1,670
Expense on short term leases	8	30
Depreciation expense	260	162
Amortisation expense	572	168
Depreciation on right of use assets — Property	189	70
Total administrative and research and development expenses	42,862	31,764

Staff costs excluding share-based payment expenses relates primarily to salary and salary related expenses, including social security and pension contributions. Included within staff costs is £6,689 thousand directly and wholly attributable to research and development activity (June 30, 2021: £3,979 thousand).

Certain amounts in the prior period have been reclassified to conform to the current period presentation.

7Expenses by nature

Included within administrative expenses and research and development expenses are the following expenses.

	2021	2020	2019
	£ 000	£ 000	£ 000
Staff costs excluding share-based payment expenses	16,230	8,445	3,642
Share based payment expenses	111,996	96	—
Warrant expense (note 21)	111,611	—	—
Legal and financial advisory transaction costs	7,350	—	—
Software costs	1,506	579	191
Depreciation expense	377	279	89
Depreciation on right of use assets — Property	176	140	171
Amortisation expense	387	263	70
Consultancy costs	13,144	745	518
Expense on short term leases	49	64	8
Research and development components	11,378	2,555	2,096
Related party administrative expenses	108	144	144
Marketing expenses	3,918	—	—
Stamp duty	6,669	—	—
Other administrative expenses	3,760	565	922
Total administrative and research and development expenses	288,659	13,875	7,851

Staff costs excluding share-based payment expenses relates primarily to salary and salary related expenses, including social security and pension contributions.

Research and development components, combined with £12,913 thousand of staff costs related to research and development activity, represent the amount spent on hardware and testing for building eVTOL prototypes totalling £24,291 thousand.

7Expenses by nature (continued)

Legal and financial advisory expenses relate primary to the Business Combination transaction.

Share based payment expense includes the following:

2021
£ 000
Issuance of Z-Shares to American	16,739
Capital reorganization	84,712
Issuance of PIPE shares to suppliers and partners	10,389
Enterprise Management Initiative	156
111,996

Issuance of Z-Shares to American

On June 10, 2021, VAGL and American executed a subscription agreement by which American subscribed for 5,804 class Z-Shares of VAGL for total consideration of £0.06.

Z-Shares refer to Z ordinary shares of £0.00001 par value that did not carry the right to receive distributions.

If the Business Combination did not complete American would have retained 5,804 Z-Shares, carrying dividends and voting rights. The value of the shares can be used by reference to the pre-money valuation of the Company; adjusted for the actual share price as at June 10, 2021 ($9.93); reflecting the American shareholding percentage (3.96%); and a discount for lack of marketability.

Upon closing of the Business Combination, American exchanged 100% of its class Z-Shares for 6,125,000 common shares of the Company, subject to a four-year lock-up.

50% of the common shares held by American are subject to a call option exercisable by the Company at a $18 per share exercise price; exercisable in two tranches until June 2025.

The value of these shares was derived as at June 10, 2021 using a Black-Scholes Model and based upon actual share price ($9.93). The following inputs were used:

Risk-free rate	0.75%
Dividend yield	—
Volatility	75%

The lock up agreement was considered part of the same contract for the subscription of Z-Shares, with a discount for lack of marketability applied, and the call option considered.

	Business	Business
	combination	combination does
	completes	not complete
	£’000	£’000
Value of Z-Shares as at June 10, 2021	30,105	2,558
Less valuation of call option	(8,121)	—
Fair value of Z-Shares as at June 10, 2021	21,984	2,558

A probability weighted calculation as at June 10, 2021 concluded that Business Combination was likely to be completed, giving a probability weighted valuation of £16,739 thousand, recognised as an expense and within share premium of VAGL.

7Expenses by nature (continued)

A valuation of £19,616 thousand would have been derived had the Black-Scholes Model used a volatility assumption of 50%, with reasonable changes in all other inputs having an immaterial impact.

Capital reorganization

The difference in the fair value of the shares issued by the Company over the value of the net monetary assets of the Broadstone represented a listing service, and the cost of the listing service was recognized as an expense upon consummation of the Business Combination Agreement.

2021
£’000
Market value of 9,203,984 ordinary shares ($10.68 per share)	74,265
Cash acquired	4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)	(11,997)
Accounts payable acquired	(2,289)
Add net liabilities acquired	(9,558)
Foreign exchange differences	671
Charge for listing services	83,152

An additional £1,572 thousand was recognised in relation to the issuance of private options to MWC, giving a total charge of £84,712 thousand.

Issuance of PIPE shares to suppliers and partners

Upon consummation of the Business Combination the Company recognised an expense £10,389 thousand in relation to the issuance of PIPE shares to certain suppliers and partners for net proceeds below market value.